Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	General Money Market Fund, Inc.
Entity Central Index Key	0000353560
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000157127 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Money Market Fund
Class Name	Premier Shares
Trading Symbol	GMGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares*	$9	0.18%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.18%	[1],[2]
Material Change Date	May 29, 2026
Net Assets	$ 1,821,000,000
Holdings Count | Holding	99
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings
$1,821	99

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Money Market Fund to BNY Dreyfus Money Market Fund.
This is a summary of certain changes to the Fund since December 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Money Market Fund to BNY Dreyfus Money Market Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000266 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Money Market Fund
Class Name	Service Shares
Trading Symbol	GMBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$49	0.98%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 49	[3]
Expense Ratio, Percent	0.98%	[3],[4]
Material Change Date	May 29, 2026
Net Assets	$ 1,821,000,000
Holdings Count | Holding	99
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings
$1,821	99

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Money Market Fund to BNY Dreyfus Money Market Fund.
This is a summary of certain changes to the Fund since December 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Money Market Fund to BNY Dreyfus Money Market Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000265 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Money Market Fund
Class Name	Wealth Shares
Trading Symbol	GMMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$22	0.43%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 22	[5]
Expense Ratio, Percent	0.43%	[5],[6]
Material Change Date	May 29, 2026
Net Assets	$ 1,821,000,000
Holdings Count | Holding	99
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings
$1,821	99

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective on May 29, 2026, the Fund changed its name from Dreyfus Money Market Fund to BNY Dreyfus Money Market Fund.
This is a summary of certain changes to the Fund since December 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Name [Text Block]	Effective on May 29, 2026, the Fund changed its name from Dreyfus Money Market Fund to BNY Dreyfus Money Market Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2026 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized.
[3]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized.
[5]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized.